1900 K Street, NW Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com

MATTHEW BARSAMIAN matthew.barsamian@dechert.com +1 202 261 3392 Direct +1 202 261 3013 Fax

December 18, 2020

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re:	Goldman Sachs Trust II (the “Registrant”)

File Nos. 33-17619 and 811-05349

Post-Effective Amendment No. 823

Ladies and Gentlemen:

On behalf of the Registrant, electronically transmitted for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), is Post-Effective Amendment No. 823 to the Registrant’s registration statement on Form N-1A (the “Registration Statement”) under the 1933 Act and Amendment No. 824 to the Registration Statement under the Investment Company Act of 1940, as amended. The filing is being made in connection with (i) the termination of Dividend Assets Capital, LLC (“DAC”) as sub-adviser to the Goldman Sachs Rising Dividend Growth Fund (the “Fund”) and the assumption by Goldman Sachs Asset Management, L.P., the Fund’s investment adviser, of responsibility for managing the portion of the Fund’s portfolio previously managed by DAC and (ii) to make certain related changes to the description of the Fund’s principal investment strategy, which could be construed as material.

For administrative convenience, this filing includes another series of the Registrant with the same fiscal year-end, but the Registrant does not believe that changes made in this Post-Effective Amendment related to that series are material. We therefore believe that this Post-Effective Amendment is an ideal candidate for selective review pursuant to the guidance set forth in Investment Company Act Release No. 13768 (Feb. 15, 1984) (“IC-13768”). In accordance with IC-13768, we hereby request selective review of this Post-Effective Amendment limited to the disclosure relating to the change in management responsibilities and related disclosure changes described above. Selective review would serve to expedite the review process for the Registrant as well as to use the staff’s time more effectively.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 202-261-3392.

Sincerely,

/s/ Matthew Barsamian
Matthew Barsamian